Details of Certain Consolidated Statements of Income Lines (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Other Income, Nonoperating [Line Items]
Other	$ 2,164	$ 1,927	$ 2,090
Global Network Services Partner Revenues [Member]
Component of Other Income, Nonoperating [Line Items]
Other	655	530	463
Insurance Premium Revenue [Member]
Component of Other Income, Nonoperating [Line Items]
Other	241	255	293
Gain (Loss) on Investments [Member]
Component of Other Income, Nonoperating [Line Items]
Other	16	(5)	225
Other revenues [Member]
Component of Other Income, Nonoperating [Line Items]
Other	$ 1,252	$ 1,147	$ 1,109